Crypto Assets Held (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Crypto Assets Held

	March 31, 2026
	Units	Cost Basis	Fair Value
Crypto assets held:
Bitcoin	1	$111	$66
Total	1	$111	$66

	December 31, 2025
	Units	Cost Basis	Fair Value
Crypto assets held:
Bitcoin	6	$653	$506
Total	6	$653	$506

The Company’s crypto assets are comprised solely of Bitcoin. In accordance with ASC Topic 820, Fair Value Measurement, the Company measures the fair value of its Bitcoin based on the quoted end-of-day price on the measurement date for a single Bitcoin on an active trading platform, River.com. Management has determined that River.com, an active exchange market, represents a principal market for Bitcoin and the end-of-day quoted price is both readily available and representative of fair value (Level 1 inputs).

The following table sets forth the units held, cost basis, and fair value of its investments in crypto assets, as shown on the consolidated balance sheets as of December 31, 2025 (in thousands):

	Units	Cost Basis	Fair Value
Investments in crypto assets:
Bitcoin	6	$653	$506
Total	6	$653	$506

The following table sets forth the units held, cost basis, and fair value of its investments in crypto assets, as shown on the consolidated balance sheets as of December 31, 2024 (in thousands):

	Units	Cost Basis	Fair Value
Investments in crypto assets:
Bitcoin	31	$2,051	$2,849
Total	31	$2,051	$2,849

Schedule of Crypto Assets Reconciliation of Fair Values

The following table presents a reconciliation of the fair values of the Company’s investments in crypto assets for the three months ended March 31, 2026 (in thousands):

Bitcoin
Balance, December 31, 2025	$506
Dispositions	(542)
Unrealized loss, net	102
Balance, March 31, 2026	$66

The following table presents a reconciliation of the fair values of the Company’s investments in crypto assets for the year ended December 31, 2025 (in thousands):

Bitcoin
Balance, December 31, 2024	$2,849
Additions	2,750
Dispositions	(4,148)
Unrealized loss, net	(945)
Balance, December 31, 2025	$506